SCHEDULE OF DEFERRED TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 57,618	$ 51,070
Research and development expenses	4,710	4,310
Other timing differences	586	309
Less – valuation allowance	(62,914)	(55,690)	$ (49,172)
Net deferred tax assets